Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Analysis of Contract Assets and Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 MXN ($)
Contract Assets:
Beginning balance	$ 29,640,953
Additions	32,029,279
Disposals	(25,243,487)
Translation effect	(1,707,996)
Ending balance	34,718,749
Non-current contract assets	5,437,263
Current portion contracts assets	$ 29,281,486